Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes
Schedule of income tax expense

	2019	2018
Current income tax expense
Expense for the year	$42.3	$34.1
Adjustment in respect of prior years	(3.2)	6.0
Current income tax expense	$39.1	$40.1
Deferred income tax expense (recovery)
Origination and reversal of temporary differences in the current year	20.2	(7.7)
U.S. Tax Reform impact	—	2.0
Impact of changes in tax rate	(1.0)	2.9
Change in unrecognized deductible temporary differences	(0.1)	19.0
Adjustments in respect of prior years	3.4	(6.2)
Other	0.2	—
Deferred income tax expense	22.7	10.0
	$61.8	$50.1

Reconciliation of the provision for income taxes

	2019	2018
Net income before income taxes	$405.9	$189.1
Statutory tax rate	26.6%	26.6%
Tax expense at statutory rate	$108.0	$50.4
Reconciling items:
Change in unrecognized deductible temporary differences	(0.1)	19.0
Income/expenses not taxed	(4.3)	(1.0)
Differences in foreign statutory tax rates	(42.8)	(24.7)
Differences due to changing future tax rates	(1.0)	2.9
U.S. Tax Reform impact	—	2.0
Foreign withholding tax	0.3	0.6
Temporary differences subject to initial recognition exemption	1.5	1.0
Other	0.2	(0.1)
Net income tax expense	$61.8	$50.1

Schedule of income tax (expense) recovery recognized in other comprehensive income (loss)

	2019			2018
			After			After
	Before	Tax	Tax	Before	Tax	Tax
	Tax Gain	(Expense)	Gain	Tax (Loss)	Recovery	(Loss)
Gain (loss) on change in the fair value of equity investments at FVTOCI	$11.4	$(1.5)	$9.9	$(21.4)	$3.0	$(18.4)
Cumulative translation adjustment	32.3	—	32.3	(68.3)	—	(68.3)
Other comprehensive income (loss)	$43.7	$(1.5)	$42.2	$(89.7)	$3.0	$(86.7)
Deferred tax	$—	$(1.5)	$—	$—	$3.0	$—

Schedule of components of deferred income tax assets and liabilities

	2019	2018
Deferred income tax assets:
Deductible temporary differences relating to:
Royalty, stream and working interests	$6.5	$16.2
Non-capital loss carry-forwards	0.3	1.9
Other	—	(0.8)
	$6.8	$17.3

Deferred income tax liabilities:
Taxable temporary differences relating to:
Share issue and debt issue costs	$(1.7)	$(3.7)
Royalty, stream and working interests	89.0	74.8
Non-capital loss carry-forwards	(4.3)	(2.6)
Investments	4.3	2.5
Other	(4.9)	(3.7)
	$82.4	$67.3
Deferred income tax liabilities, net	$75.6	$50.0

Schedule of movement in net deferred taxes

	2019	2018
Balance, beginning of year	$50.0	$45.8
Recognized in profit/loss	22.5	10.0
Recognized in other comprehensive income (loss)	1.5	(3.0)
Recognized in equity	0.4	—
Other	1.2	(2.8)
Deferred income tax liabilities, net	$75.6	$50.0

Schedule of non-capital losses

Country	Type	Amount	Expiry Date
Canada	Non-Capital Losses	$16.3	2029-2038
Chile	Non-Capital Losses	1.0	No expiry
		$17.3

Schedule of deductible temporary differences and unused tax credits for which no deferred tax assets

	2019	2018
Royalty, stream and working interests	$48.0	$50.9
Tax losses (expiry dates - 2029-2038)	24.7	24.8
	$72.7	$75.7